Certain risks and concentration (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Inter segment elimination
Certain risks and concentration [Line Items]
Revenues from sales of software	$ 0	$ 24,523	$ 0
Cost of revenues and operating expenses for purchase of software	80,402	41,832	54,044
Cost of revenues and operating expenses for technical support services	$ 35,899	447,271	77,682
Minimum
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Beijing Tuda and Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Guangzhou BaiGuoYuan
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Variable interest entity
Certain risks and concentration [Line Items]
Unsettled balance of Service fees payable	$ 66,811	121,376
Group companies | Inter segment elimination
Certain risks and concentration [Line Items]
Cash paid for settlement of software transactions	62,499	53,696	43,829
Cash paid for settlement of technical support fees	52,119	369,897	57,474
Revenues earned from Group companies	$ 129,440	$ 25,039	$ 26,297